11. SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
Notes
11. SHAREHOLDERS' EQUITY

11.      SHAREHOLDERS’ EQUITY

Authorized share capital

Authorized: Unlimited number of common shares without par value.

Issued share capital

During the year ended December 21, 2016:

The Company issued 400,000 common shares related to the exercise of options for gross proceeds of $193,000 and 325,000 common shares were issued related to the exercise of warrants for gross proceeds of $169,000.

During the year ended December 21, 2017:

The Company closed a private placement and issued 4,408,659 units at a price of $0.15 per unit for gross proceeds of $661,299. Each unit consisted of one common share and one share purchase warrant entitling the holder thereof to acquire additional common share of the Company at a price of $0.20 per share until June 26, 2022. The Company paid finder’s fees of $7,200 in cash and issued 48,000 finder’s warrants valued at $8,210. The finder’s warrants are exercisable to purchase one common share of the Company at $0.20 per share until June 26, 2022.

The Company closed a private placement and issued 1,326,667 units at a price of $0.15 per unit for gross proceeds of $199,000. Each unit consisted of one common share and one share purchase warrant entitling the holder thereof to acquire additional common share of the Company at a price of $0.20 per share until August 3, 2022.

The Company closed a private placement and issued 4,850,000 units at a price of $0.15 per unit for gross proceeds of $727,500. Each unit consisted of one common share and one share purchase warrant entitling the holder thereof to acquire additional common share of the Company at a price of $0.20 per share until November 27, 2022. The Company paid finder’s fees of $3,300 in cash and issued 22,000 finder’s warrants valued at $3,404. The finder’s warrants are exercisable to purchase one common share of the Company at $0.20 per share until November 27, 2022.

The Company issued 2,274,000 common shares related to 2,274,000 warrants with an exercise price of $0.20 being exercised for gross proceeds of $454,800.

During the year ended December 31, 2018:

The Company issued 2,666,667 common shares valued at $773,733 related to the acquisition of HealthTab (Note 4).

The Company issued 909,090 common shares valued at $181,818 related to the acquisition of the Corozon Platform (Note 9).

The Company issued 233,450 common shares to Lampyon valued at $43,915 in consideration for services rendered pursuant to the terms of a service agreement entered into on April 10, 2018. (Note 10).

The Company closed a private placement and issued 5,327,335 units at a price of $0.15 per unit for gross proceeds of $799,100. Each unit consisted of one common share and one share purchase warrant entitling the holder thereof to acquire additional common share of the Company at a price of $0.33 per share until July 27, 2020. The Company paid finder’s fees of $18,264 in cash and issued 88,800 finder’s warrants valued at $9,332. The finder’s warrants are exercisable to purchase one common share of the Company at $0.33 per share until July 31, 2020.

The Company issued 131,000 common shares for exercise of 131,000 stock options for gross proceeds of $28,820. $40,181 was reclassified from reserves to share capital on exercise of options.

The Company issued 2,975,500 common shares for exercise of 2,975,500 warrants for gross proceeds of $595,100. $8,210 was reclassified from reserves to share capital on exercise of warrants.

The Company granted 3,030,330 warrants valued at $510,878 to Emerald as consideration for a supply and distribution agreement (Note 9). These warrants are exercisable to purchase one common share of the Company at $0.33 per share until April 15, 2020. The warrants were valued using the Black-Scholes option pricing model with an estimated life of 2 years, volatility of 154%, dividend yield of 0% and risk-free interest rate of 2.1%.

As at December 31, 2018, the Company has recorded a $211,167 (2017 - $973,333) obligation for shares to be issued of which $200,000 relates to the acquisition of HealthTab (Note 4) and $11,167 relates to shares to be issued to Lampyon. Subsequent to December 31, 2018, the Company issued 1,111,110 shares to HealthTab and 125,081 shares to Lampyon (Note 22).

Stock options

The Company has adopted an incentive share purchase option plan under the rules of the Exchange pursuant to which it is authorized to grant options to executive officers, directors, employees and consultants, enabling them to acquire up to 10% of the issued and outstanding common shares of the Company. The options can be granted for a maximum term of ten years and generally vest either immediately or in specified increments of up to 25% in any three-month period.

The changes in share options including those granted to directors, officers, employees and consultants during years ended December 31, 2018, 2017 and 2016 are summarized as follows:

	Year ended December 31, 2018		Year ended December 31, 2017		Year ended December 31, 2016
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Beginning Balance	2,420,000	$0.24	1,460,938	$1.38	1,303,750	$1.52
Options granted	665,000	$0.23	2,420,000	$0.24	672,500	$1.38
Expired/Cancelled	(415,000)	$0.24	(1,460,938)	$1.38	(115,312)	$1.51
Exercised	(131,000)	$0.22	-	-	(400,000)	0.48
Ending Balance	2,539,000	$0.24	2,420,000	$0.24	1,460,938	$1.38
Exercisable	2,536,500	$0.24	1,188,750	$0.22	1,184,324	$1.38

The following table summarizes information about share options outstanding and exercisable as at December 31, 2018:

Exercise Price	Expiry date	Options
		Outstanding	Exercisable
$0.22	January 27, 2019	169,000(1)	169,000
$0.15	July 20, 2022	150,000	150,000
$0.15	August 3, 2019	75,000	75,000
$0.15	September 27, 2022	150,000	150,000
$0.28	November 20, 2022	150,000	150,000
$0.28	December 8, 2022	1,330,000(2)	1,327,500
$0.24	March 27, 2023	200,000	200,000
$0.21	April 11, 2023	175,000	175,000
$0.125	September 12, 2023	140,000	140,000
		2,539,000	2,536,500

(1)  expired unexercised subsequent to year end.

(2)  73,928 exercised subsequent to year end (Note 22).

Share-based compensation

Share-based compensation of $372,137 was recognized during the year ended December 31, 2018 (2017 - $311,389; 2016 - $736,422) for stock options vested during the current period. The weighted average fair value of options granted during the year was $0.21 per option (2017 - $0.13; 2016 - $0.24).  Options issued to directors and officers of the Company vested immediately, while those issued to consultants vest over one year, however, the Board may change such provisions at its discretion or as required on a grant-by-grant basis.

Share-based payments for options granted was measured using the Black-Scholes option pricing model with the following assumptions:

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Expected life	5.0 years	2.0 – 5.0 years	2.0 – 5.0 years
Volatility	142% - 157%	148% - 164%	100% - 155%
Dividend yield	0%	0%	0%
Risk-free interest rate	2.03% - 2.24%	1.23% - 1.69%	0.47% - 0.58%

Option pricing models require the use of highly subjective estimates and assumptions, including the expected stock price volatility. Changes in the underlying assumptions can materially affect the fair value estimates.

Warrants

The Company has issued warrants entitling the holders to acquire common shares of the Company. The summary of changes in warrants is presented below.

	Year ended December 31, 2018		Year ended December 31, 2017		Year ended December 31, 2016
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Beginning Balance	8,381,326	$0.20	-	-	1,301,250	$1.24
Warrants issued	8,446,438	$0.33	10,655,326	$0.20	-	-
Expired/Cancelled	-	-	-	-	(976,250)	$0.50
Exercised	(2,975,500)	$0.20	(2,274,000)	$0.20	(325,000)	$0.52
Outstanding	13,852,264	$0.28	8,381,326	$0.20	-	-

The following table summarizes information about warrants outstanding and exercisable as at December 31, 2018:

Exercise Price	Expiry date	Warrants Outstanding
$0.20	June 26, 2022	1,957,826
$0.20	August 3, 2022	576,000
$0.20	November 27, 2022	2,872,000
$0.33	July 31, 2020	5,416,135
$0.33	April 15, 2020	3,030,303
		13,852,264

During the year ended December 31, 2018 and 2017, the fair value of the finders’ warrants was calculated using the Black-Scholes Option Pricing Model using the following assumptions:

	Year ended December 31,
	2018	2017	2016
Expected life	2.0 years	5.0 years	-
Volatility	154% - 169%	154% - 159%	-
Dividend yield	0%	0%	-
Risk-free interest rate	2.05% - 2.10%	1.15% - 1.62%	-